Operating Segments - Schedule of Operating Segments (Detail) - CAD ($) $ in Millions		3 Months Ended						9 Months Ended
		Jul. 31, 2026		Apr. 30, 2026		Jul. 31, 2025		Jul. 31, 2026		Jul. 31, 2025
Disclosure of operating segments [line items]
Net interest income	[1]	$ 5,866		$ 5,521		$ 5,493		$ 16,969		$ 15,936
Non-interest income		4,669	[2],[3]	4,316	[2],[4]	3,993	[2],[5]	13,049	[2],[6]	12,002	[7],[8]
Total revenue		10,535		9,837		9,486		30,018		27,938
Provision for credit losses		1,079		1,217		1,041		3,472		3,601
Depreciation and amortization		398		410		405		1,193		1,201
Other non-interest expenses		5,158		4,779		4,684		14,851		15,489
Provision for income taxes		947		799		829		2,618		2,095
Net income		2,953		2,632		2,527		7,884		5,552
Net income attributable to non-controlling interests in subsidiaries		45		37		80		94		(18)
Net income attributable to equity holders of the Bank		2,908		2,595		2,447		7,790		5,570
Average assets		1,585,000		1,517,000		1,446,000		1,533,000		1,458,000
Average liabilities		1,495,000		1,429,000		1,360,000		1,444,000		1,373,000
Operating segments [member] | Canadian banking [member]
Disclosure of operating segments [line items]
Net interest income	[1]	2,837		2,703		2,641		8,274		7,812
Non-interest income		809	[2],[3]	780	[2],[4]	730	[2],[5]	2,369	[2],[6]	2,206	[7],[8]
Total revenue		3,646		3,483		3,371		10,643		10,018
Provision for credit losses		498		575		456		1,649		1,799
Depreciation and amortization		136		142		137		415		412
Other non-interest expenses		1,538		1,478		1,459		4,494		4,376
Provision for income taxes		403		353		361		1,119		947
Net income		1,071		935		958		2,966		2,484
Net income attributable to equity holders of the Bank		1,071		935		958		2,966		2,484
Average assets		477,000		475,000		463,000		475,000		461,000
Average liabilities		375,000		374,000		381,000		376,000		383,000
Operating segments [member] | International banking [member]
Disclosure of operating segments [line items]
Net interest income	[1]	2,192		2,094		2,245		6,432		6,593
Non-interest income		756	[2],[3]	765	[2],[4]	758	[2],[5]	2,336	[2],[6]	2,399	[7],[8]
Total revenue		2,948		2,859		3,003		8,768		8,992
Provision for credit losses		522		599		562		1,657		1,714
Depreciation and amortization		122		124		119		364		364
Other non-interest expenses		1,331		1,246		1,392		3,919		4,223
Provision for income taxes		207		154		219		589		580
Net income		766		736		711		2,239		2,111
Net income attributable to non-controlling interests in subsidiaries		41		35		41		96		114
Net income attributable to equity holders of the Bank		725		701		670		2,143		1,997
Average assets		215,000		211,000		223,000		215,000		227,000
Average liabilities		177,000		170,000		173,000		173,000		175,000
Operating segments [member] | Global Wealth Management [member]
Disclosure of operating segments [line items]
Net interest income	[1]	331		306		266		941		744
Non-interest income		1,566	[2],[3]	1,454	[2],[4]	1,338	[2],[5]	4,517	[2],[6]	3,980	[7],[8]
Total revenue		1,897		1,760		1,604		5,458		4,724
Provision for credit losses		6		4		4		14		10
Depreciation and amortization		46		47		48		138		143
Other non-interest expenses		1,148		1,069		982		3,318		2,906
Provision for income taxes		179		164		150		510		435
Net income		518		476		420		1,478		1,230
Net income attributable to non-controlling interests in subsidiaries		3		2		3		8		7
Net income attributable to equity holders of the Bank		515		474		417		1,470		1,223
Average assets		43,000		41,000		39,000		42,000		38,000
Average liabilities		58,000		55,000		50,000		56,000		47,000
Operating segments [member] | Global banking and markets [member]
Disclosure of operating segments [line items]
Net interest income	[1]	470		389		350		1,257		1,037
Non-interest income		1,544	[2],[3]	1,203	[2],[4]	1,180	[2],[5]	4,117	[2],[6]	3,545	[7],[8]
Total revenue		2,014		1,592		1,530		5,374		4,582
Provision for credit losses		53		38		19		151		77
Depreciation and amortization		56		59		65		168		194
Other non-interest expenses		1,068		906		829		2,933		2,469
Provision for income taxes		190		132		144		474		440
Net income		647		457		473		1,648		1,402
Net income attributable to non-controlling interests in subsidiaries								(1)		(1)
Net income attributable to equity holders of the Bank		647		457		473		1,649		1,403
Average assets		617,000		568,000		493,000		577,000		502,000
Average liabilities		607,000		556,000		513,000		571,000		513,000
Operating segments [member] | Other smaller operating segments and corporate adjustments [member]
Disclosure of operating segments [line items]
Net interest income	[1]	36		29		(9)		65		(250)
Non-interest income		(6)	[2],[3]	114	[2],[4],[9]	13	[2],[5]	(290)	[2],[6],[10]	(128)	[7],[8]
Total revenue		30		143		(22)		(225)		(378)
Provision for credit losses				1				1		1
Depreciation and amortization		38		38		36		108		88
Other non-interest expenses		73		80	[9]	22		187	[10]	1,515	[9]
Provision for income taxes		(32)		(4)		(45)		(74)		(307)
Net income		(49)		28		(35)		(447)		1,675
Net income attributable to non-controlling interests in subsidiaries		1				36		(9)		(138)
Net income attributable to equity holders of the Bank		(50)		28		(71)		(438)		(1,537)
Average assets		233,000		222,000		228,000		224,000		230,000
Average liabilities		$ 278,000		$ 274,000		$ 243,000		$ 268,000		$ 255,000

[1]	Interest income is reported net of interest expense as management relies primarily on net interest income as a performance measure.
[2]	Card revenues and Banking services fees are mainly earned in Canadian and International Banking. Mutual fund, Brokerage fees and Investment management and trust fees are primarily earned in Global Wealth Management. Underwriting and other advisory fees are predominantly earned in Global Banking and Markets.
[3]	Includes income from associated corporations for Canadian Banking – $(3), International Banking – $65, GBM – $1, and Other – $159.
[4]	Includes income from associated corporations for Canadian Banking – $(2), International Banking – $65, and Other – $159.
[5]	Includes income (on a taxable equivalent basis) from associated corporations for Canadian Banking – $(2), International Banking – $39, and Other – $120.
[6]	Includes income from associated corporations for Canadian Banking – $(14), International Banking – $178, GBM – $1, and Other – $468.
[7]	Card revenues and Banking services fees are mainly earned in Canadian Banking and International Banking. Mutual fund, Brokerage fees and Investment management and trust fees are primarily earned in Global Wealth Management. Underwriting and other advisory fees are predominantly earned in Global Banking and Markets.
[8]	Includes income (on a taxable equivalent basis) from associated corporations for Canadian Banking – $20, International Banking – $112, and Other – $297.
[9]	Includes the impairment loss related to the announced sale of the banking operations in Colombia, Costa Rica and Panama. Refer to Note 19 for further details.
[10]	Includes the loss related to the sale of the banking operations in Colombia, Costa Rica and Panama. Refer to Note 19 for further details.